Average Annual Total Returns - Class A C Inst Inv R R6 Shares - Goldman Sachs Focused Value Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Inception	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions 5 Years	Class A Shares Return After Taxes on Distributions Since Inception	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares Since Inception	Class C Shares Inception Date	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Inception	Class R6 Shares Inception Date	Russell 1000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	3.57%	9.11%	6.82%	Jul. 31, 2015	3.15%	8.03%	7.31%	2.41%	6.90%	6.29%	7.68%	9.53%	7.13%	Jul. 31, 2015	9.83%	10.75%	8.33%	Jul. 31, 2015	9.78%	10.63%	8.20%	Jul. 31, 2015	9.29%	10.08%	7.67%	Jul. 31, 2015	9.86%	10.78%	8.35%	Jul. 31, 2015	2.79%	9.73%	8.19%